Performance Management - ALPS Nautilus SMR, Nuclear & Technology ETF	Feb. 18, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to an index that represents a broad measure of market performance and an additional benchmark index selected for the Fund. Updated performance information, when available, will be available online at www.alpfunds.com or by calling 866.759.5679.

The Fund’s broad-based securities market index for performance comparison purposes is Bloomberg World, Large, Mid & Small Cap Net Return Index and the additional benchmark index selected for the Fund is the Nautilus SMR, Nuclear & Technology Index.

Performance Information Illustrates Variability of Returns [Text]	As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to an index that represents a broad measure of market performance and an additional benchmark index selected for the Fund.
Performance Additional Market Index [Text]	The Fund’s broad-based securities market index for performance comparison purposes is Bloomberg World, Large, Mid & Small Cap Net Return Index and the additional benchmark index selected for the Fund is the Nautilus SMR, Nuclear & Technology Index.
Performance Availability Website Address [Text]	www.alpfunds.com
Performance Availability Phone [Text]	866.759.5679